Acquisitions, Joint-Venture Funding and Divestiture (Pro Forma Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Property, Plant and Equipment, Useful Life		20 years
Total revenues and other	$ 645,209
Total operating expenses	669,912
Net loss	$ (157,320)
Basic	$ (0.49)
Diluted	$ (0.49)